UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2004

Item 1. Reports to Stockholders

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny I - Class N

Shareholder Update

(Pages I-VI)

September 30, 2004

Prospectus

(Pages F-1 - F-18)

November 29, 2004

Annual Report

(Pages A-1 - A-24)

September 30, 2004

(Destiny Logo)

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Commencing with the fiscal quarter ending December 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny® I: Class N	7.08%	-8.56%	4.79%
$50/month 15-Year Plan	-46.46%	-10.47%	4.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® I: Class N on September 30, 1994. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Management's Discussion of Fund Performance

Comments from Karen Firestone, Portfolio Manager of Destiny® I

U.S. equity markets were an up-and-down proposition during the 12-month period that ended September 30, 2004. The Standard & Poor's 500SM Index (S&P 500®) registered five consecutive months of gains from October 2003 through February 2004. An improving domestic economy and better corporate profits were key contributors to the broad market rally, when stocks of most categories, styles and capitalization showed improvement. But equities mostly trended downward from there, as oil prices surged to a 21-year high and the Federal Reserve Board enacted three quarter-point interest rate hikes, raising the fed funds target rate from 1.00% to 1.75%. Meanwhile, job growth fell below expectations and investors seemed to adopt a wait-and-see mode regarding the outcome of the November presidential election. Despite all the obstacles along the way, many equity benchmarks posted solid gains for the year overall. The S&P 500 returned 13.87%, the Dow Jones Industrial AverageSM rose 10.96% and the tech-heavy NASDAQ Composite® Index advanced 6.71%.

Fidelity Destiny I Portfolio's Class N shares returned 7.08% during the 12-month period ending September 30, 2004, underperforming the 13.87% return of the S&P 500 and the 10.66% advance of the LipperSM Growth Funds Average. The fund's higher exposure to certain cyclical - meaning economically sensitive - stocks hindered its performance relative to the index, as investors favored more-defensive names amid an increasingly challenging market environment featuring rising interest rates, soaring energy prices, terrorism threats and geopolitical unrest. In particular, overweighting stocks in the poor-performing technology hardware and equipment, semiconductor and media industries contributed to the fund's relative performance shortfall. Some of the fund's biggest detractors included semiconductor industry holdings Tokyo Electron and Texas Instruments, as well as media companies Tribune and Citadel Broadcasting. Elsewhere, overweighting poor-performing pharmaceutical stocks, including Merck and AstraZeneca, also held back the fund's relative results. On the positive side of the ledger, maintaining a higher percentage of capital goods stocks relative to the index, such as industrial conglomerate Tyco International and industrial parts manufacturer Precision Castparts, was helpful. Other top performers included Internet portal Yahoo! and refining company Valero Energy.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period * April 1, 2004 to September 30, 2004
Class O
Actual	$ 1,000.00	$ 961.90	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.52	$ 2.48
Class N
Actual	$ 1,000.00	$ 958.00	$ 6.51
HypotheticalA	$ 1,000.00	$ 1,018.27	$ 6.73

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class N	1.33%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of September 30, 2004	as of March 31, 2004
Microsoft Corp.	Microsoft Corp.
General Electric Co.	Citigroup, Inc.
Pfizer, Inc.	General Electric Co.
American International Group, Inc.	Cisco Systems, Inc.
Cisco Systems, Inc.	Pfizer, Inc.
Dell, Inc.	Wal-Mart Stores, Inc.
Time Warner, Inc.	Time Warner, Inc.
Wal-Mart Stores, Inc.	Dell, Inc.
Exxon Mobil Corp.	Intel Corp.
Tyco International Ltd.	Texas Instruments, Inc.
Top Five Market Sectors
as of September 30, 2004	% of fund's net assets	as of March 31, 2004	% of fund's net assets
Information Technology	22.2	Information Technology	23.8
Health Care	15.4	Financials	15.6
Financials	15.0	Consumer Discretionary	15.1
Industrials	13.6	Health Care	14.8
Consumer Discretionary	11.8	Industrials	10.1
Asset Allocation (% of fund's net assets)
As of September 30, 2004 *		As of March 31, 2004 **
	Stocks 97.9%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.1%	** Foreign investments	7.4%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2004

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 0.7%
Hilton Group PLC	1,990,693	$ 9,983,024
Rank Group PLC	2,334,898	11,825,511
		21,808,535
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)(d)	149,900	6,124,914
eBay, Inc. (a)	140,200	12,889,988
		19,014,902
Media - 7.0%
Antena 3 Television SA (a)	207,935	12,391,535
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	311,174	10,878,643
Citadel Broadcasting Corp. (a)	682,500	8,749,650
Comcast Corp. Class A (special) (a)	469,500	13,108,440
Time Warner, Inc. (a)	4,097,650	66,136,071
Tribune Co.	555,820	22,871,993
Univision Communications, Inc. Class A (a)	50,200	1,586,822
Viacom, Inc. Class B (non-vtg.)	712,465	23,910,325
Vivendi Universal SA sponsored ADR (a)	477,300	12,280,929
Walt Disney Co.	2,150,190	48,486,785
		220,401,193
Specialty Retail - 2.1%
Gap, Inc.	755,900	14,135,330
Home Depot, Inc.	1,182,500	46,354,000
Sherwin-Williams Co.	145,100	6,378,596
		66,867,926
Textiles Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	321,900	25,365,720
Polo Ralph Lauren Corp. Class A	520,000	18,912,400
		44,278,120
TOTAL CONSUMER DISCRETIONARY		372,370,676
CONSUMER STAPLES - 8.6%
Beverages - 1.7%
PepsiCo, Inc.	415,900	20,233,535
The Coca-Cola Co.	784,900	31,435,245
		51,668,780
Food & Staples Retailing - 3.2%
Safeway, Inc. (a)	913,200	17,633,892
Wal-Mart Stores, Inc.	1,233,700	65,632,840
Walgreen Co.	486,000	17,413,380
		100,680,112
Food Products - 0.6%
Kellogg Co.	444,100	18,945,306

	Shares	Value (Note 1)
Household Products - 1.2%
Colgate-Palmolive Co.	252,300	$ 11,398,914
Procter & Gamble Co.	504,000	27,276,480
		38,675,394
Personal Products - 1.9%
Alberto-Culver Co.	719,215	31,271,468
Gillette Co.	713,400	29,777,316
		61,048,784
TOTAL CONSUMER STAPLES		271,018,376
ENERGY - 6.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	335,900	14,685,548
Schlumberger Ltd. (NY Shares)	776,500	52,266,215
		66,951,763
Oil & Gas - 4.3%
ChevronTexaco Corp.	718,400	38,534,976
Exxon Mobil Corp.	1,204,400	58,208,652
Occidental Petroleum Corp.	234,800	13,132,364
Valero Energy Corp.	246,200	19,747,702
XTO Energy, Inc.	157,675	5,121,284
		134,744,978
TOTAL ENERGY		201,696,741
FINANCIALS - 15.0%
Capital Markets - 3.2%
Ameritrade Holding Corp. (a)	746,534	8,965,873
Bank of New York Co., Inc.	658,200	19,199,694
Charles Schwab Corp.	1,039,800	9,555,762
Knight Trading Group, Inc. (a)	837,600	7,731,048
Legg Mason, Inc.	51,300	2,732,751
Morgan Stanley	1,067,500	52,627,750
		100,812,878
Commercial Banks - 2.5%
Bank of America Corp.	752,200	32,592,826
Wachovia Corp.	410,800	19,287,060
Wells Fargo & Co.	446,100	26,600,943
		78,480,829
Consumer Finance - 2.4%
American Express Co.	976,800	50,266,128
MBNA Corp.	1,064,600	26,827,920
		77,094,048
Diversified Financial Services - 3.6%
Citigroup, Inc.	1,120,066	49,417,312
Deutsche Boerse AG	247,314	12,523,831
J.P. Morgan Chase & Co.	1,264,692	50,246,213
		112,187,356
Insurance - 3.3%
AFLAC, Inc.	231,100	9,061,431
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	213,500	$ 17,069,325
American International Group, Inc.	1,108,764	75,384,864
Hartford Financial Services Group, Inc.	59,400	3,678,642
		105,194,262
TOTAL FINANCIALS		473,769,373
HEALTH CARE - 15.4%
Biotechnology - 2.4%
Cephalon, Inc. (a)	402,100	19,260,590
Genentech, Inc. (a)	286,600	15,023,572
Genzyme Corp. - General Division (a)	200,000	10,882,000
MedImmune, Inc. (a)	293,700	6,960,690
Millennium Pharmaceuticals, Inc. (a)	895,500	12,277,305
Protein Design Labs, Inc. (a)	635,100	12,435,258
		76,839,415
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	677,300	21,781,968
Medtronic, Inc.	688,500	35,733,150
Stryker Corp.	413,800	19,895,504
Thermo Electron Corp. (a)	558,900	15,101,478
		92,512,100
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	319,100	23,530,434
Pharmaceuticals - 9.3%
Allergan, Inc.	407,200	29,542,360
AstraZeneca PLC sponsored ADR	612,600	25,196,238
Bristol-Myers Squibb Co.	175,560	4,155,505
Eli Lilly & Co.	316,000	18,975,800
Forest Laboratories, Inc. (a)	382,200	17,191,356
Johnson & Johnson	614,400	34,609,152
Merck & Co., Inc.	1,038,810	34,280,730
Pfizer, Inc.	2,660,005	81,396,153
Roche Holding AG (participation certificate)	299,004	30,979,893
Wyeth	436,700	16,332,580
		292,659,767
TOTAL HEALTH CARE		485,541,716
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	1,266,900	45,431,034
L-3 Communications Holdings, Inc.	124,700	8,354,900
Precision Castparts Corp.	137,000	8,226,850
The Boeing Co.	602,000	31,075,240
		93,088,024
Airlines - 0.3%
Southwest Airlines Co.	739,800	10,076,076

	Shares	Value (Note 1)
Building Products - 0.6%
American Standard Companies, Inc. (a)	522,700	$ 20,338,257
Industrial Conglomerates - 6.0%
3M Co.	413,700	33,083,589
General Electric Co.	3,001,300	100,783,654
Tyco International Ltd.	1,772,000	54,329,520
		188,196,763
Machinery - 3.0%
AGCO Corp. (a)	444,100	10,045,542
Caterpillar, Inc.	584,400	47,014,980
Deere & Co.	283,500	18,299,925
Graco, Inc.	615,875	20,631,813
		95,992,260
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	217,000	7,395,360
W.W. Grainger, Inc.	227,800	13,132,670
		20,528,030
TOTAL INDUSTRIALS		428,219,410
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	3,865,539	69,966,256
Juniper Networks, Inc. (a)	662,100	15,625,560
Motorola, Inc.	1,142,500	20,610,700
QUALCOMM, Inc.	124,100	4,844,864
		111,047,380
Computers & Peripherals - 5.0%
Apple Computer, Inc. (a)	740,200	28,682,750
Dell, Inc. (a)	1,878,200	66,863,920
EMC Corp. (a)	1,987,300	22,933,442
International Business Machines Corp.	329,200	28,225,608
Storage Technology Corp. (a)	284,200	7,178,892
Toshiba Corp.	1,175,000	4,325,153
		158,209,765
Electronic Equipment & Instruments - 1.3%
Hon Hai Precision Industries Co. Ltd.	2,428,797	8,365,300
Molex, Inc.	389,578	11,617,216
Solectron Corp. (a)	2,217,900	10,978,605
Vishay Intertechnology, Inc. (a)	667,800	8,614,620
		39,575,741
Internet Software & Services - 1.9%
CNET Networks, Inc. (a)	1,307,300	11,961,795
Yahoo!, Inc. (a)	1,382,800	46,890,748
		58,852,543
IT Services - 0.4%
DST Systems, Inc. (a)	304,800	13,554,456
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	744,500	10,197,332
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp. (a)	653,300	12,785,081
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	871,600	$ 33,800,648
Applied Materials, Inc. (a)	646,700	10,664,083
Intel Corp.	1,892,400	37,961,544
KLA-Tencor Corp. (a)	155,900	6,466,732
Marvell Technology Group Ltd. (a)	702,600	18,358,938
Texas Instruments, Inc.	958,000	20,386,240
Tokyo Electron Ltd.	158,400	7,731,043
		148,154,309
Software - 5.1%
Amdocs Ltd. (a)	318,500	6,952,855
Ascential Software Corp. (a)	711,000	9,577,170
Microsoft Corp.	4,611,998	127,521,744
Oracle Corp. (a)	1,312,800	14,808,384
		158,860,153
TOTAL INFORMATION TECHNOLOGY		698,451,679
MATERIALS - 1.0%
Chemicals - 0.8%
Monsanto Co.	723,000	26,331,660
Metals & Mining - 0.2%
Newmont Mining Corp.	148,100	6,742,993
TOTAL MATERIALS		33,074,653
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
PT Indosat Tbk sponsored ADR	418,000	10,032,000
PT Telkomunikasi Indonesia Tbk sponsored ADR	628,600	11,119,934
SBC Communications, Inc.	645,800	16,758,510
Verizon Communications, Inc.	1,097,700	43,227,426
		81,137,870
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	751,900	17,925,296
Nextel Partners, Inc. Class A (a)(d)	944,800	15,664,784
		33,590,080
TOTAL TELECOMMUNICATION SERVICES		114,727,950
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	225,300	8,266,257
TOTAL COMMON STOCKS (Cost $2,924,031,556)		3,087,136,831
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (e)	262,000	$ 917,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		917,000
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 1.74% (b)(c) (Cost $58,338,383)	58,338,383	58,338,383
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,983,810,939)		3,146,392,214
NET OTHER ASSETS - 0.2%		5,751,957
NET ASSETS - 100%		$ 3,152,144,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $1,302,141,000 of which $571,596,000 and $730,545,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets
Investment in securities, at value (including securities loaned of $14,337,780) (cost $2,983,810,939) - See accompanying schedule		$ 3,146,392,214
Cash		6
Foreign currency held at value (cost $636,803)		634,619
Receivable for investments sold		55,843,475
Receivable for fund shares sold		29,948
Dividends receivable		2,513,989
Interest receivable		70,840
Prepaid expenses		1,930
Other affiliated receivables		26,837
Other receivables		224,048
Total assets		3,205,737,906

Liabilities
Payable for investments purchased	$ 36,138,075
Payable for fund shares redeemed	1,279,463
Accrued management fee	1,182,884
Distribution fees payable	10,993
Other affiliated payables	249,187
Other payables and accrued expenses	47,383
Collateral on securities loaned, at value	14,685,750
Total liabilities		53,593,735

Net Assets		$ 3,152,144,171
Net Assets consist of:
Paid in capital		$ 4,317,114,329
Undistributed net investment income		21,418,241
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,348,975,468)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,587,069
Net Assets		$ 3,152,144,171

Class O: Net Asset Value, offering price and redemption price per share ($3,099,403,016 ÷ 261,594,067 shares)		$ 11.85

Class N: Net Asset Value, offering price and redemption price per share ($52,741,155 ÷ 4,540,362 shares)		$ 11.62

Statement of Operations

Year ended September 30, 2004

Investment Income
Dividends		$ 41,557,028
Interest		681,490
Security lending		162,572
Total income		42,401,090

Expenses
Management fee	$ 14,942,210
Transfer agent fees	506,437
Distribution fees	83,511
Accounting and security lending fees	940,805
Non-interested trustees' compensation	19,415
Appreciation in deferred trustee compensation account	12,956
Custodian fees and expenses	113,507
Registration fees	31,321
Audit	57,949
Legal	18,241
Miscellaneous	38,067
Total expenses before reductions	16,764,419
Expense reductions	(619,998)	16,144,421
Net investment income (loss)		26,256,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	274,654,432
Foreign currency transactions	94,147
Total net realized gain (loss)		274,748,579
Change in net unrealized appreciation (depreciation) on: Investment securities	(44,546,213)
Assets and liabilities in foreign currencies	(16,966)
Total change in net unrealized appreciation (depreciation)		(44,563,179)
Net gain (loss)		230,185,400
Net increase (decrease) in net assets resulting from operations		$ 256,442,069

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2004	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,256,669	$ 25,301,882
Net realized gain (loss)	274,748,579	(117,691,333)
Change in net unrealized appreciation (depreciation)	(44,563,179)	632,421,993
Net increase (decrease) in net assets resulting from operations	256,442,069	540,032,542
Distributions to shareholders from net investment income	(25,342,370)	(26,507,914)
Share transactions - net increase (decrease)	(254,318,416)	(118,216,917)
Total increase (decrease) in net assets	(23,218,717)	395,307,711

Net Assets
Beginning of period	3,175,362,888	2,780,055,177
End of period (including undistributed net investment income of $21,418,241 and undistributed net investment income of $16,561,603, respectively)	$ 3,152,144,171	$ 3,175,362,888

Financial Highlights - Class O

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Income from Investment Operations
Net investment income (loss) C	.10	.09	.10	.12	.20
Net realized and unrealized gain (loss)	.78	1.75	(2.23)	(6.74)	(.77)
Total from investment operations	.88	1.84	(2.13)	(6.62)	(.57)
Distributions from net investment income	(.09)	(.09)	(.12)	(.13)	(.44)
Distributions from net realized gain	-	-	-	(3.78)	(3.44)
Total distributions	(.09)	(.09)	(.12)	(3.91)	(3.88)
Net asset value, end of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Total Return A, B	7.96%	19.88%	(18.69)%	(34.55)%	(3.23)%
Ratios to Average Net Assets D
Expenses before expense reductions	.49%	.49%	.48%	.40%	.27%
Expenses net of voluntary waivers, if any	.49%	.49%	.48%	.40%	.27%
Expenses net of all reductions	.47%	.46%	.44%	.37%	.25%
Net investment income (loss)	.79%	.85%	.80%	.75%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273
Portfolio turnover rate	52%	71%	93%	119%	145%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Income from Investment Operations
Net investment income (loss) C	- E	- E	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	.77	1.73	(2.20)	(6.66)	(.74)
Total from investment operations	.77	1.73	(2.21)	(6.68)	(.75)
Distributions from net investment income	(.02)	(.02)	(.03)	(.04)	(.36)
Distributions from net realized gain	-	-	-	(3.78)	(3.44)
Total distributions	(.02)	(.02)	(.03)	(3.82)	(3.80)
Net asset value, end of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Total Return A, B	7.08%	18.91%	(19.46)%	(35.10)%	(3.98)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of voluntary waivers, if any	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of all reductions	1.27%	1.32%	1.31%	1.27%	1.12%
Net investment income (loss)	-%	(.01)%	(.07)%	(.15)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,741	$ 31,240	$ 12,572	$ 6,469	$ 3,081
Portfolio turnover rate	52%	71%	93%	119%	145%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2004

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I (Destiny Plan), a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 399,739,856
Unrealized depreciation	(284,061,809)
Net unrealized appreciation (depreciation)	115,678,047
Undistributed ordinary income	21,512,752
Capital loss carryforward	(1,302,140,979)

Cost for federal income tax purposes	$ 3,030,714,167

The tax character of distributions paid was as follows:

	September 30, 2004	September 30, 2003
Ordinary Income	$ 25,342,370	$ 26,507,914

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,684,840,069 and $1,881,334,086, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $83,511. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Destiny Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 234,308.01
Class N	272,129.62
	$ 506,437

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $985,510 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,569 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $619,998 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2004	2003
From net investment income
Class O	$ 25,277,811	$ 26,474,906
Class N	64,559	33,008
Total	$ 25,342,370	$ 26,507,914

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2004	2003	2004	2003
Class O
Shares sold	6,349,970	8,477,152	$ 76,627,138	$ 86,266,760
Reinvestment of distributions	1,766,801	2,203,012	20,777,620	21,743,732
Shares redeemed	(30,794,838)	(23,642,752)	(371,468,255)	(241,397,881)
Net increase (decrease)	(22,678,067)	(12,962,588)	$ (274,063,497)	$ (133,387,389)
Class N
Shares sold	1,882,840	1,600,255	$ 22,317,765	$ 16,168,446
Reinvestment of distributions	4,578	2,774	53,108	27,078
Shares redeemed	(221,982)	(100,739)	(2,625,792)	(1,025,052)
Net increase (decrease)	1,665,436	1,502,290	$ 19,745,081	$ 15,170,472

10. Other Matters.

On October 5, 2004, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 299 funds advised by FMR or an affiliate. Mr. McCoy oversees 301 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny I (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Destiny I. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (48)

Year of Election or Appointment: 2000

Vice President of Destiny I. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny I. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny I. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny I. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny I. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny I. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Destiny I. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny I. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(Recycle Logo) Printed on recycled paper DESIN-UPROANN1104

1.791861.101

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny II - Class N

Shareholder Update

(Pages I-VI)

September 30, 2004

Prospectus

(Pages F-1 - F-18)

November 29, 2004

Annual Report

(Pages A-1 - A-24)

September 30, 2004

(Destiny Logo)

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Commencing with the fiscal quarter ending December 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Fidelity Destiny Portfolios: Destiny II: Class N

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class N	10.20%	-1.43%	9.34%
$50/month 15-Year Plan	-44.90%	-3.48%	8.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class N on September 30, 1994. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Destiny® II

U.S. equity markets were an up-and-down proposition during the 12-month period that ended September 30, 2004. The Standard & Poor's 500SM Index (S&P 500®) registered five consecutive months of gains from October 2003 through February 2004. An improving domestic economy and better corporate profits were key contributors to the broad market rally, when stocks of most categories, styles and capitalization showed improvement. But equities mostly trended downward from there, as oil prices surged to a 21-year high and the Federal Reserve Board enacted three quarter-point interest rate hikes, raising the fed funds target rate from 1.00% to 1.75%. Meanwhile, job growth fell below expectations and investors seemed to adopt a wait-and-see mode regarding the outcome of the November presidential election. Despite all the obstacles along the way, many equity benchmarks posted solid gains for the year overall. The S&P 500 returned 13.87%, the Dow Jones Industrial AverageSM rose 10.96% and the tech-heavy NASDAQ Composite® Index advanced 6.71%.

For the 12 months ending September 30, 2004, the fund's Class N shares returned 10.20%, trailing both the S&P 500 and the 10.66% return of the LipperSM Growth Funds Average. Stock selection in the pharmaceutical and biotechnology segment hurt performance versus the S&P 500. One of the fund's largest pharmaceutical positions early in the period - Merck - got hit with product-related setbacks. Telecom gear maker CIENA also struggled. Compared with the previous year, the company reported a larger loss for its fiscal third quarter ending July 31, 2004, and offered tepid guidance about the future. Offsetting those negatives to some degree were solid stock picking in capital goods, an underweighting in semiconductors and semiconductor equipment, and an overweighting in telecommunication services. A negligible exposure to Intel accounted for the largest boost to performance compared with the index. The growth in the number of microprocessors sold by the company slowed noticeably during the period. Regional Bell operating companies (RBOCs) Verizon and SBC Communications also helped, as both stocks were aided by favorable regulatory developments and investors' increasing focus on stocks offering stable earnings growth.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period * April 1, 2004 to September 30, 2004
Class O
Actual	$ 1,000.00	$ 1,012.90	$ 3.07
HypotheticalA	$ 1,000.00	$ 1,021.91	$ 3.09
Class N
Actual	$ 1,000.00	$ 1,010.30	$ 6.68
HypotheticalA	$ 1,000.00	$ 1,018.27	$ 6.73

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class N	1.33%

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of September 30, 2004	as of March 31, 2004
Verizon Communications, Inc.	Verizon Communications, Inc.
SBC Communications, Inc.	Microsoft Corp.
SLM Corp.	SBC Communications, Inc.
Pfizer, Inc.	Procter & Gamble Co.
UnitedHealth Group, Inc.	SLM Corp.
BellSouth Corp.	Northrop Grumman Corp.
Lockheed Martin Corp.	Viacom, Inc. Class B (non-vtg.)
Roche Holding AG (participation certificate)	ITT Industries, Inc.
Northrop Grumman Corp.	Lockheed Martin Corp.
Microsoft Corp.	Berkshire Hathaway, Inc.
Top Five Market Sectors
as of September 30, 2004	% of fund's net assets	as of March 31, 2004	% of fund's net assets
Health Care	24.5	Consumer Discretionary	17.6
Telecommunication Services	15.6	Industrials	16.3
Industrials	11.9	Health Care	14.0
Consumer Staples	10.5	Telecommunication Services	13.3
Consumer Discretionary	7.6	Consumer Staples	10.3
Asset Allocation (% of fund's net assets)
As of September 30, 2004 *		As of March 31, 2004 **
	Stocks 91.4%		Stocks 92.7%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	13.2%	** Foreign investments	8.3%

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2004

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.0%
Winnebago Industries, Inc.	8,900	$ 308,296
Hotels, Restaurants & Leisure - 1.1%
Gaylord Entertainment Co. (a)	152,100	4,715,100
International Game Technology (d)	721,300	25,930,735
McDonald's Corp.	289,000	8,100,670
Shuffle Master, Inc. (a)(d)	531,409	19,906,581
		58,653,086
Internet & Catalog Retail - 0.2%
IAC/InterActiveCorp (a)	458,600	10,098,372
Media - 5.2%
Fox Entertainment Group, Inc. Class A (a)	1,152,100	31,959,254
Lamar Advertising Co. Class A (a)	1,306,200	54,350,982
Liberty Media Corp. Class A (a)	5,001,500	43,613,080
Liberty Media International, Inc. Class A (a)	276,130	9,212,249
Pixar (a)	1,079,727	85,190,460
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	2,560,200
The DIRECTV Group, Inc. (a)	873,418	15,363,423
Viacom, Inc. Class B (non-vtg.)	918,230	30,815,799
XM Satellite Radio Holdings, Inc. Class A (a)	4,200	130,284
		273,195,731
Multiline Retail - 0.7%
Nordstrom, Inc.	958,800	36,664,512
Specialty Retail - 0.4%
Monro Muffler Brake, Inc. (a)	372,729	8,144,129
Staples, Inc.	15,200	453,264
Urban Outfitters, Inc. (a)	265,700	9,140,080
		17,737,473
TOTAL CONSUMER DISCRETIONARY		396,657,470
CONSUMER STAPLES - 10.5%
Beverages - 2.8%
PepsiCo, Inc.	1,772,300	86,222,395
The Coca-Cola Co.	1,459,600	58,456,980
		144,679,375
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc. (d)	1,232,200	65,553,040
Food Products - 4.3%
Bunge Ltd.	1,031,960	41,257,761
Hormel Foods Corp.	1,051,565	28,160,911
Kellogg Co.	729,500	31,120,470
Kraft Foods, Inc. Class A	1,311,100	41,588,092
McCormick & Co., Inc. (non-vtg.)	363,300	12,475,722
Smithfield Foods, Inc. (a)	1,718,100	42,952,500
The J.M. Smucker Co.	553,680	24,588,929
		222,144,385

	Shares	Value (Note 1)
Household Products - 1.9%
Procter & Gamble Co.	1,833,600	$ 99,234,432
Tobacco - 0.3%
Altria Group, Inc.	375,200	17,649,408
TOTAL CONSUMER STAPLES		549,260,640
ENERGY - 5.8%
Energy Equipment & Services - 2.5%
Halliburton Co.	1,271,000	42,819,990
Pride International, Inc. (a)	1,627,488	32,207,988
Rowan Companies, Inc. (a)	501,033	13,227,271
Schlumberger Ltd. (NY Shares)	607,000	40,857,170
		129,112,419
Oil & Gas - 3.3%
BP PLC sponsored ADR	794,700	45,719,091
Exxon Mobil Corp.	104,200	5,035,986
Lukoil Oil Co. sponsored ADR	656,585	81,908,979
Total SA sponsored ADR	417,700	42,676,409
		175,340,465
TOTAL ENERGY		304,452,884
FINANCIALS - 6.3%
Commercial Banks - 0.1%
Boston Private Financial Holdings, Inc.	127,169	3,174,138
Consumer Finance - 4.0%
SLM Corp.	4,652,800	207,514,880
Diversified Financial Services - 0.0%
Citigroup, Inc.	600	26,472
Insurance - 1.5%
AMBAC Financial Group, Inc.	124,600	9,961,770
American International Group, Inc.	44,800	3,045,952
Berkshire Hathaway, Inc.:
Class A (a)	236	20,449,400
Class B (a)	14,582	41,864,922
Scottish Re Group Ltd.	245,860	5,204,856
		80,526,900
Real Estate - 0.7%
Redwood Trust, Inc.	177,100	11,054,582
Spirit Financial Corp. (e)	2,489,700	24,897,000
		35,951,582
TOTAL FINANCIALS		327,193,972
HEALTH CARE - 24.5%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	168,800	10,325,496
Dendreon Corp. (a)	1,150,600	9,676,546
Genentech, Inc. (a)	832,700	43,650,134
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	1,461,600	$ 20,038,536
OSI Pharmaceuticals, Inc. (a)(d)	194,100	11,929,386
		95,620,098
Health Care Equipment & Supplies - 4.6%
Biomet, Inc.	2,382,387	111,686,303
Guidant Corp.	1,000,900	66,099,436
Medtronic, Inc.	722,600	37,502,940
Zimmer Holdings, Inc. (a)	333,600	26,367,744
		241,656,423
Health Care Providers & Services - 5.7%
Caremark Rx, Inc. (a)	3,267,800	104,798,346
Covance, Inc. (a)	353,600	14,133,392
UnitedHealth Group, Inc.	2,391,800	176,371,332
		295,303,070
Pharmaceuticals - 12.4%
Barr Pharmaceuticals, Inc. (a)	1,812,000	75,071,160
Cipla Ltd.	8,934,657	57,642,007
Johnson & Johnson	1,106,700	62,340,411
Merck & Co., Inc.	548,800	18,110,400
Novartis AG sponsored ADR	1,423,300	66,425,411
Pfizer, Inc.	6,001,700	183,652,020
Ranbaxy Laboratories Ltd.	1,572,264	37,371,861
Roche Holding AG (participation certificate)	1,417,341	146,851,122
		647,464,392
TOTAL HEALTH CARE		1,280,043,983
INDUSTRIALS - 11.9%
Aerospace & Defense - 9.2%
Honeywell International, Inc.	2,481,400	88,983,004
Lockheed Martin Corp.	2,832,200	157,980,116
Northrop Grumman Corp.	2,658,300	141,767,139
United Defense Industries, Inc. (a)	2,231,900	89,253,681
		477,983,940
Airlines - 0.5%
AirTran Holdings, Inc. (a)	570,600	5,683,176
Delta Air Lines, Inc. (a)(d)	5,358,560	17,629,662
Southwest Airlines Co.	312,600	4,257,612
		27,570,450
Electrical Equipment - 0.5%
American Power Conversion Corp.	1,563,300	27,185,787
Industrial Conglomerates - 0.6%
General Electric Co.	875,900	29,412,722

	Shares	Value (Note 1)
Machinery - 1.1%
ITT Industries, Inc.	712,100	$ 56,960,879
TOTAL INDUSTRIALS		619,113,778
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.8%
Advanced Fibre Communications, Inc. (a)	468,700	7,452,330
CIENA Corp. (a)	16,720,400	33,106,392
Cisco Systems, Inc. (a)	62,500	1,131,250
		41,689,972
Computers & Peripherals - 2.4%
Dell, Inc. (a)	4,200	149,520
Diebold, Inc.	1,502,400	70,162,080
Dot Hill Systems Corp. (a)	133,291	1,068,994
Seagate Technology	2,105,200	28,462,304
Western Digital Corp. (a)	3,163,600	27,808,044
		127,650,942
Internet Software & Services - 0.1%
NetRatings, Inc. (a)	294,138	5,244,481
Yahoo!, Inc. (a)	7,500	254,325
		5,498,806
IT Services - 0.4%
Infosys Technologies Ltd.	498,504	18,400,207
Semiconductors & Semiconductor Equipment - 0.3%
Integrated Device Technology, Inc. (a)	382,400	3,644,272
Intel Corp.	41,700	836,502
Microchip Technology, Inc.	112,017	3,006,536
O2Micro International Ltd. (a)	195,500	2,099,670
PMC-Sierra, Inc. (a)	568,300	5,006,723
Samsung Electronics Co. Ltd.	90	35,797
Sigmatel, Inc.	20,900	443,289
United Microelectronics Corp. sponsored ADR (a)	889	3,005
		15,075,794
Software - 2.7%
BEA Systems, Inc. (a)	166,600	1,151,206
Microsoft Corp.	4,931,046	136,343,422
NDS Group PLC sponsored ADR (a)	165,900	4,479,300
Salesforce.com, Inc.	9,200	143,796
		142,117,724
TOTAL INFORMATION TECHNOLOGY		350,433,445
MATERIALS - 2.5%
Metals & Mining - 2.5%
Goldcorp, Inc.	2,501,200	34,690,707
Meridian Gold, Inc. (a)	1,986,700	33,065,742
Peabody Energy Corp.	1,018,200	60,582,900
		128,339,349
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 15.6%
Diversified Telecommunication Services - 14.3%
BellSouth Corp.	5,919,500	$ 160,536,840
SBC Communications, Inc.	10,127,300	262,803,435
Verizon Communications, Inc.	8,188,100	322,447,375
		745,787,650
Wireless Telecommunication Services - 1.3%
AT&T Wireless Services, Inc. (a)	4,550,600	67,257,868
TOTAL TELECOMMUNICATION SERVICES		813,045,518
TOTAL COMMON STOCKS (Cost $4,535,990,755)		4,768,541,039
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 6.00% (e)	118,700	9,481,163
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS		9,481,163
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f)	255,000	892,500
TOTAL PREFERRED STOCKS (Cost $9,130,325)		10,373,663
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	19,456,437
TOTAL CONVERTIBLE BONDS (Cost $20,892,696)		19,456,437
Money Market Funds - 9.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.74% (b)(c) (Cost $475,298,799)	475,298,799	$ 475,298,799
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $5,041,312,575)		5,273,669,938
NET OTHER ASSETS - (1.1)%		(59,287,794)
NET ASSETS - 100%		$ 5,214,382,144
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,378,163 or 0.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Switzerland	4.1%
India	2.2%
Russia	1.5%
Canada	1.3%
United Kingdom	1.0%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $173,569,000 of which $61,881,000 and $111,688,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets
Investment in securities, at value (including securities loaned of $28,403,230) (cost $5,041,312,575) - See accompanying schedule		$ 5,273,669,938
Cash		1,209,285
Receivable for investments sold		155,961,154
Receivable for fund shares sold		134,273
Dividends receivable		2,012,369
Interest receivable		937,531
Prepaid expenses		2,875
Other affiliated receivables		21,355
Other receivables		1,014,984
Total assets		5,434,963,764

Liabilities
Payable for investments purchased	$ 186,091,223
Payable for fund shares redeemed	1,111,849
Accrued management fee	2,495,143
Distribution fees payable	44,681
Other affiliated payables	359,695
Other payables and accrued expenses	1,247,704
Collateral on securities loaned, at value	29,231,325
Total liabilities		220,581,620

Net Assets		$ 5,214,382,144
Net Assets consist of:
Paid in capital		$ 5,171,206,801
Undistributed net investment income		38,016,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(226,029,498)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		231,187,990
Net Assets		$ 5,214,382,144

Class O: Net Asset Value, offering price and redemption price per share ($4,998,158,969 ÷ 452,981,379 shares)		$ 11.03

Class N: Net Asset Value, offering price and redemption price per share ($216,223,175 ÷ 20,017,642 shares)		$ 10.80

Statement of Operations

Year ended September 30, 2004

Investment Income
Dividends		$ 79,300,402
Interest		6,264,210
Security lending		673,733
Total income		86,238,345

Expenses
Management fee	$ 29,652,299
Transfer agent fees	1,064,111
Distribution fees	437,388
Accounting and security lending fees	1,062,914
Non-interested trustees' compensation	29,353
Appreciation in deferred trustee compensation account	8,689
Custodian fees and expenses	469,963
Registration fees	33,681
Audit	77,154
Legal	19,360
Miscellaneous	56,910
Total expenses before reductions	32,911,822
Expense reductions	(3,277,504)	29,634,318
Net investment income (loss)		56,604,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $7,621,532)	266,432,321
Foreign currency transactions	(11,549)
Futures contracts	249,538
Total net realized gain (loss)		266,670,310
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,267,599)	198,294,737
Assets and liabilities in foreign currencies	(8,613)
Total change in net unrealized appreciation (depreciation)		198,286,124
Net gain (loss)		464,956,434
Net increase (decrease) in net assets resulting from operations		$ 521,560,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2004	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,604,027	$ 38,151,518
Net realized gain (loss)	266,670,310	430,525,971
Change in net unrealized appreciation (depreciation)	198,286,124	328,130,328
Net increase (decrease) in net assets resulting from operations	521,560,461	796,807,817
Distributions to shareholders from net investment income	(37,191,884)	(41,311,246)
Share transactions - net increase (decrease)	(41,345,741)	138,203,166
Total increase (decrease) in net assets	443,022,836	893,699,737

Net Assets
Beginning of period	4,771,359,308	3,877,659,571
End of period (including undistributed net investment income of $38,016,851 and undistributed net investment income of $21,165,383, respectively)	$ 5,214,382,144	$ 4,771,359,308

Financial Highlights - Class O

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Income from Investment Operations
Net investment income (loss) C	.12	.08	.09	.08	.06
Net realized and unrealized gain (loss)	.97	1.63	(1.73)	(4.19)	2.85
Total from investment operations	1.09	1.71	(1.64)	(4.11)	2.91
Distributions from net investment income	(.08)	(.09)	(.10)	(.08)	(.11)
Distributions from net realized gain	-	-	-	(1.80)	(1.43)
Total distributions	(.08)	(.09)	(.10)	(1.88)	(1.54)
Net asset value, end of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Total Return A, B	10.91%	20.45%	(16.39)%	(27.64)%	20.25%
Ratios to Average Net Assets D
Expenses before expense reductions	.61%	.62%	.61%	.60%	.58%
Expenses net of voluntary waivers, if any	.61%	.62%	.61%	.60%	.58%
Expenses net of all reductions	.55%	.50%	.43%	.55%	.56%
Net investment income (loss)	1.13%	.88%	.86%	.67%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943
Portfolio turnover rate	212%	349%	326%	196%	113%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Income from Investment Operations
Net investment income (loss) C	.04	- E	- E	(.03)	(.08)
Net realized and unrealized gain (loss)	.96	1.59	(1.70)	(4.14)	2.83
Total from investment operations	1.00	1.59	(1.70)	(4.17)	2.75
Distributions from net investment income	(.01)	(.03)	(.02)	-	(.10)
Distributions from net realized gain	-	-	-	(1.80)	(1.43)
Total distributions	(.01)	(.03)	(.02)	(1.80)	(1.53)
Net asset value, end of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Total Return A, B	10.20%	19.30%	(17.10)%	(28.32)%	19.13%
Ratios to Average Net Assets D
Expenses before expense reductions	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of voluntary waivers, if any	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of all reductions	1.27%	1.37%	1.30%	1.44%	1.43%
Net investment income (loss)	.40%	- %	(.01)%	(.23)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,223	$ 137,691	$ 65,844	$ 38,389	$ 19,225
Portfolio turnover rate	212%	349%	326%	196%	113%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2004

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II (Destiny Plan), a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 338,909,167
Unrealized depreciation	(159,756,826)
Net unrealized appreciation (depreciation)	179,152,341
Undistributed ordinary income	37,619,202
Capital loss carryforward	(173,569,254)

Cost for federal income tax purposes	$ 5,094,517,597

The tax character of distributions paid was as follows:

	September 30, 2004	September 30, 2003
Ordinary Income	$ 37,191,884	$ 41,311,246

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,160,267,443 and $10,106,594,397, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $437,388. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 175,711.00
Class N	888,400.49
	$ 1,064,111

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,700,626 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $450,643 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,276,093 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,411.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2004	2003
From net investment income
Class O	$ 37,037,797	$ 41,035,340
Class N	154,087	275,906
Total	$ 37,191,884	$ 41,311,246

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2004	2003	2004	2003
Class O
Shares sold	27,510,342	34,161,809	$ 296,503,239	$ 321,358,479
Reinvestment of distributions	3,176,502	4,063,279	33,512,084	37,382,497
Shares redeemed	(40,198,116)	(29,279,539)	(434,680,135)	(276,650,705)
Net increase (decrease)	(9,511,272)	8,945,549	$ (104,664,812)	$ 82,090,271
Class N
Shares sold	7,130,219	6,624,763	$ 75,433,578	$ 61,505,502
Reinvestment of distributions	8,588	26,370	89,154	239,175
Shares redeemed	(1,151,795)	(603,431)	(12,203,661)	(5,631,782)
Net increase (decrease)	5,987,012	6,047,702	$ 63,319,071	$ 56,112,895

10. Other Matters.

On October 5, 2004, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 299 funds advised by FMR or an affiliate. Mr. McCoy oversees 301 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny II (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Adam Hetnarski (40)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Destiny II. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny II - Class N

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(Recycle logo) Printed on recycled paper DESIIN-UPROANN-1104

1.791862.101

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny I - Class O

Shareholder Update

(Pages I-VI)

September 30, 2004

Prospectus

(Pages F-1 - F-18)

November 29, 2004

Annual Report

(Pages A-1 - A-24)

September 30, 2004

(Destiny Logo)

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Commencing with the fiscal quarter ending December 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny® I: Class O	7.96%	-7.79%	5.68%
$50/month 15-Year Plan	-48.40%	-11.12%	4.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® I: Class O on September 30, 1994. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Management's Discussion of Fund Performance

Comments from Karen Firestone, Portfolio Manager of Destiny® I

U.S. equity markets were an up-and-down proposition during the 12-month period that ended September 30, 2004. The Standard & Poor's 500SM Index (S&P 500®) registered five consecutive months of gains from October 2003 through February 2004. An improving domestic economy and better corporate profits were key contributors to the broad market rally, when stocks of most categories, styles and capitalization showed improvement. But equities mostly trended downward from there, as oil prices surged to a 21-year high and the Federal Reserve Board enacted three quarter-point interest rate hikes, raising the fed funds target rate from 1.00% to 1.75%. Meanwhile, job growth fell below expectations and investors seemed to adopt a wait-and-see mode regarding the outcome of the November presidential election. Despite all the obstacles along the way, many equity benchmarks posted solid gains for the year overall. The S&P 500 returned 13.87%, the Dow Jones Industrial AverageSM rose 10.96% and the tech-heavy NASDAQ Composite® Index advanced 6.71%.

Fidelity Destiny I Portfolio's Class O shares returned 7.96% during the 12-month period ending September 30, 2004, underperforming the 13.87% return of the S&P 500 and the 10.66% advance of the LipperSM Growth Funds Average. The fund's higher exposure to certain cyclical - meaning economically sensitive - stocks hindered its performance relative to the index, as investors favored more-defensive names amid an increasingly challenging market environment featuring rising interest rates, soaring energy prices, terrorism threats and geopolitical unrest. In particular, overweighting stocks in the poor-performing technology hardware and equipment, semiconductor and media industries contributed to the fund's relative performance shortfall. Some of the fund's biggest detractors included semiconductor industry holdings Tokyo Electron and Texas Instruments, as well as media companies Tribune and Citadel Broadcasting. Elsewhere, overweighting poor-performing pharmaceutical stocks, including Merck and AstraZeneca, also held back the fund's relative results. On the positive side of the ledger, maintaining a higher percentage of capital goods stocks relative to the index, such as industrial conglomerate Tyco International and industrial parts manufacturer Precision Castparts, was helpful. Other top performers included Internet portal Yahoo! and refining company Valero Energy.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period * April 1, 2004 to September 30, 2004
Class O
Actual	$ 1,000.00	$ 961.90	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.52	$ 2.48
Class N
Actual	$ 1,000.00	$ 958.00	$ 6.51
HypotheticalA	$ 1,000.00	$ 1,018.27	$ 6.73

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class N	1.33%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of September 30, 2004	as of March 31, 2004
Microsoft Corp.	Microsoft Corp.
General Electric Co.	Citigroup, Inc.
Pfizer, Inc.	General Electric Co.
American International Group, Inc.	Cisco Systems, Inc.
Cisco Systems, Inc.	Pfizer, Inc.
Dell, Inc.	Wal-Mart Stores, Inc.
Time Warner, Inc.	Time Warner, Inc.
Wal-Mart Stores, Inc.	Dell, Inc.
Exxon Mobil Corp.	Intel Corp.
Tyco International Ltd.	Texas Instruments, Inc.
Top Five Market Sectors
as of September 30, 2004	% of fund's net assets	as of March 31, 2004	% of fund's net assets
Information Technology	22.2	Information Technology	23.8
Health Care	15.4	Financials	15.6
Financials	15.0	Consumer Discretionary	15.1
Industrials	13.6	Health Care	14.8
Consumer Discretionary	11.8	Industrials	10.1
Asset Allocation (% of fund's net assets)
As of September 30, 2004 *		As of March 31, 2004 **
	Stocks 97.9%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.1%	** Foreign investments	7.4%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2004

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 0.7%
Hilton Group PLC	1,990,693	$ 9,983,024
Rank Group PLC	2,334,898	11,825,511
		21,808,535
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)(d)	149,900	6,124,914
eBay, Inc. (a)	140,200	12,889,988
		19,014,902
Media - 7.0%
Antena 3 Television SA (a)	207,935	12,391,535
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	311,174	10,878,643
Citadel Broadcasting Corp. (a)	682,500	8,749,650
Comcast Corp. Class A (special) (a)	469,500	13,108,440
Time Warner, Inc. (a)	4,097,650	66,136,071
Tribune Co.	555,820	22,871,993
Univision Communications, Inc. Class A (a)	50,200	1,586,822
Viacom, Inc. Class B (non-vtg.)	712,465	23,910,325
Vivendi Universal SA sponsored ADR (a)	477,300	12,280,929
Walt Disney Co.	2,150,190	48,486,785
		220,401,193
Specialty Retail - 2.1%
Gap, Inc.	755,900	14,135,330
Home Depot, Inc.	1,182,500	46,354,000
Sherwin-Williams Co.	145,100	6,378,596
		66,867,926
Textiles Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	321,900	25,365,720
Polo Ralph Lauren Corp. Class A	520,000	18,912,400
		44,278,120
TOTAL CONSUMER DISCRETIONARY		372,370,676
CONSUMER STAPLES - 8.6%
Beverages - 1.7%
PepsiCo, Inc.	415,900	20,233,535
The Coca-Cola Co.	784,900	31,435,245
		51,668,780
Food & Staples Retailing - 3.2%
Safeway, Inc. (a)	913,200	17,633,892
Wal-Mart Stores, Inc.	1,233,700	65,632,840
Walgreen Co.	486,000	17,413,380
		100,680,112
Food Products - 0.6%
Kellogg Co.	444,100	18,945,306

	Shares	Value (Note 1)
Household Products - 1.2%
Colgate-Palmolive Co.	252,300	$ 11,398,914
Procter & Gamble Co.	504,000	27,276,480
		38,675,394
Personal Products - 1.9%
Alberto-Culver Co.	719,215	31,271,468
Gillette Co.	713,400	29,777,316
		61,048,784
TOTAL CONSUMER STAPLES		271,018,376
ENERGY - 6.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	335,900	14,685,548
Schlumberger Ltd. (NY Shares)	776,500	52,266,215
		66,951,763
Oil & Gas - 4.3%
ChevronTexaco Corp.	718,400	38,534,976
Exxon Mobil Corp.	1,204,400	58,208,652
Occidental Petroleum Corp.	234,800	13,132,364
Valero Energy Corp.	246,200	19,747,702
XTO Energy, Inc.	157,675	5,121,284
		134,744,978
TOTAL ENERGY		201,696,741
FINANCIALS - 15.0%
Capital Markets - 3.2%
Ameritrade Holding Corp. (a)	746,534	8,965,873
Bank of New York Co., Inc.	658,200	19,199,694
Charles Schwab Corp.	1,039,800	9,555,762
Knight Trading Group, Inc. (a)	837,600	7,731,048
Legg Mason, Inc.	51,300	2,732,751
Morgan Stanley	1,067,500	52,627,750
		100,812,878
Commercial Banks - 2.5%
Bank of America Corp.	752,200	32,592,826
Wachovia Corp.	410,800	19,287,060
Wells Fargo & Co.	446,100	26,600,943
		78,480,829
Consumer Finance - 2.4%
American Express Co.	976,800	50,266,128
MBNA Corp.	1,064,600	26,827,920
		77,094,048
Diversified Financial Services - 3.6%
Citigroup, Inc.	1,120,066	49,417,312
Deutsche Boerse AG	247,314	12,523,831
J.P. Morgan Chase & Co.	1,264,692	50,246,213
		112,187,356
Insurance - 3.3%
AFLAC, Inc.	231,100	9,061,431
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	213,500	$ 17,069,325
American International Group, Inc.	1,108,764	75,384,864
Hartford Financial Services Group, Inc.	59,400	3,678,642
		105,194,262
TOTAL FINANCIALS		473,769,373
HEALTH CARE - 15.4%
Biotechnology - 2.4%
Cephalon, Inc. (a)	402,100	19,260,590
Genentech, Inc. (a)	286,600	15,023,572
Genzyme Corp. - General Division (a)	200,000	10,882,000
MedImmune, Inc. (a)	293,700	6,960,690
Millennium Pharmaceuticals, Inc. (a)	895,500	12,277,305
Protein Design Labs, Inc. (a)	635,100	12,435,258
		76,839,415
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	677,300	21,781,968
Medtronic, Inc.	688,500	35,733,150
Stryker Corp.	413,800	19,895,504
Thermo Electron Corp. (a)	558,900	15,101,478
		92,512,100
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	319,100	23,530,434
Pharmaceuticals - 9.3%
Allergan, Inc.	407,200	29,542,360
AstraZeneca PLC sponsored ADR	612,600	25,196,238
Bristol-Myers Squibb Co.	175,560	4,155,505
Eli Lilly & Co.	316,000	18,975,800
Forest Laboratories, Inc. (a)	382,200	17,191,356
Johnson & Johnson	614,400	34,609,152
Merck & Co., Inc.	1,038,810	34,280,730
Pfizer, Inc.	2,660,005	81,396,153
Roche Holding AG (participation certificate)	299,004	30,979,893
Wyeth	436,700	16,332,580
		292,659,767
TOTAL HEALTH CARE		485,541,716
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	1,266,900	45,431,034
L-3 Communications Holdings, Inc.	124,700	8,354,900
Precision Castparts Corp.	137,000	8,226,850
The Boeing Co.	602,000	31,075,240
		93,088,024
Airlines - 0.3%
Southwest Airlines Co.	739,800	10,076,076

	Shares	Value (Note 1)
Building Products - 0.6%
American Standard Companies, Inc. (a)	522,700	$ 20,338,257
Industrial Conglomerates - 6.0%
3M Co.	413,700	33,083,589
General Electric Co.	3,001,300	100,783,654
Tyco International Ltd.	1,772,000	54,329,520
		188,196,763
Machinery - 3.0%
AGCO Corp. (a)	444,100	10,045,542
Caterpillar, Inc.	584,400	47,014,980
Deere & Co.	283,500	18,299,925
Graco, Inc.	615,875	20,631,813
		95,992,260
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	217,000	7,395,360
W.W. Grainger, Inc.	227,800	13,132,670
		20,528,030
TOTAL INDUSTRIALS		428,219,410
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	3,865,539	69,966,256
Juniper Networks, Inc. (a)	662,100	15,625,560
Motorola, Inc.	1,142,500	20,610,700
QUALCOMM, Inc.	124,100	4,844,864
		111,047,380
Computers & Peripherals - 5.0%
Apple Computer, Inc. (a)	740,200	28,682,750
Dell, Inc. (a)	1,878,200	66,863,920
EMC Corp. (a)	1,987,300	22,933,442
International Business Machines Corp.	329,200	28,225,608
Storage Technology Corp. (a)	284,200	7,178,892
Toshiba Corp.	1,175,000	4,325,153
		158,209,765
Electronic Equipment & Instruments - 1.3%
Hon Hai Precision Industries Co. Ltd.	2,428,797	8,365,300
Molex, Inc.	389,578	11,617,216
Solectron Corp. (a)	2,217,900	10,978,605
Vishay Intertechnology, Inc. (a)	667,800	8,614,620
		39,575,741
Internet Software & Services - 1.9%
CNET Networks, Inc. (a)	1,307,300	11,961,795
Yahoo!, Inc. (a)	1,382,800	46,890,748
		58,852,543
IT Services - 0.4%
DST Systems, Inc. (a)	304,800	13,554,456
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	744,500	10,197,332
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp. (a)	653,300	12,785,081
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	871,600	$ 33,800,648
Applied Materials, Inc. (a)	646,700	10,664,083
Intel Corp.	1,892,400	37,961,544
KLA-Tencor Corp. (a)	155,900	6,466,732
Marvell Technology Group Ltd. (a)	702,600	18,358,938
Texas Instruments, Inc.	958,000	20,386,240
Tokyo Electron Ltd.	158,400	7,731,043
		148,154,309
Software - 5.1%
Amdocs Ltd. (a)	318,500	6,952,855
Ascential Software Corp. (a)	711,000	9,577,170
Microsoft Corp.	4,611,998	127,521,744
Oracle Corp. (a)	1,312,800	14,808,384
		158,860,153
TOTAL INFORMATION TECHNOLOGY		698,451,679
MATERIALS - 1.0%
Chemicals - 0.8%
Monsanto Co.	723,000	26,331,660
Metals & Mining - 0.2%
Newmont Mining Corp.	148,100	6,742,993
TOTAL MATERIALS		33,074,653
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
PT Indosat Tbk sponsored ADR	418,000	10,032,000
PT Telkomunikasi Indonesia Tbk sponsored ADR	628,600	11,119,934
SBC Communications, Inc.	645,800	16,758,510
Verizon Communications, Inc.	1,097,700	43,227,426
		81,137,870
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	751,900	17,925,296
Nextel Partners, Inc. Class A (a)(d)	944,800	15,664,784
		33,590,080
TOTAL TELECOMMUNICATION SERVICES		114,727,950
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	225,300	8,266,257
TOTAL COMMON STOCKS (Cost $2,924,031,556)		3,087,136,831
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (e)	262,000	$ 917,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		917,000
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 1.74% (b)(c) (Cost $58,338,383)	58,338,383	58,338,383
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,983,810,939)		3,146,392,214
NET OTHER ASSETS - 0.2%		5,751,957
NET ASSETS - 100%		$ 3,152,144,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $1,302,141,000 of which $571,596,000 and $730,545,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets
Investment in securities, at value (including securities loaned of $14,337,780) (cost $2,983,810,939) - See accompanying schedule		$ 3,146,392,214
Cash		6
Foreign currency held at value (cost $636,803)		634,619
Receivable for investments sold		55,843,475
Receivable for fund shares sold		29,948
Dividends receivable		2,513,989
Interest receivable		70,840
Prepaid expenses		1,930
Other affiliated receivables		26,837
Other receivables		224,048
Total assets		3,205,737,906

Liabilities
Payable for investments purchased	$ 36,138,075
Payable for fund shares redeemed	1,279,463
Accrued management fee	1,182,884
Distribution fees payable	10,993
Other affiliated payables	249,187
Other payables and accrued expenses	47,383
Collateral on securities loaned, at value	14,685,750
Total liabilities		53,593,735

Net Assets		$ 3,152,144,171
Net Assets consist of:
Paid in capital		$ 4,317,114,329
Undistributed net investment income		21,418,241
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,348,975,468)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,587,069
Net Assets		$ 3,152,144,171

Class O: Net Asset Value, offering price and redemption price per share ($3,099,403,016 ÷ 261,594,067 shares)		$ 11.85

Class N: Net Asset Value, offering price and redemption price per share ($52,741,155 ÷ 4,540,362 shares)		$ 11.62

Statement of Operations

Year ended September 30, 2004

Investment Income
Dividends		$ 41,557,028
Interest		681,490
Security lending		162,572
Total income		42,401,090

Expenses
Management fee	$ 14,942,210
Transfer agent fees	506,437
Distribution fees	83,511
Accounting and security lending fees	940,805
Non-interested trustees' compensation	19,415
Appreciation in deferred trustee compensation account	12,956
Custodian fees and expenses	113,507
Registration fees	31,321
Audit	57,949
Legal	18,241
Miscellaneous	38,067
Total expenses before reductions	16,764,419
Expense reductions	(619,998)	16,144,421
Net investment income (loss)		26,256,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	274,654,432
Foreign currency transactions	94,147
Total net realized gain (loss)		274,748,579
Change in net unrealized appreciation (depreciation) on: Investment securities	(44,546,213)
Assets and liabilities in foreign currencies	(16,966)
Total change in net unrealized appreciation (depreciation)		(44,563,179)
Net gain (loss)		230,185,400
Net increase (decrease) in net assets resulting from operations		$ 256,442,069

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2004	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,256,669	$ 25,301,882
Net realized gain (loss)	274,748,579	(117,691,333)
Change in net unrealized appreciation (depreciation)	(44,563,179)	632,421,993
Net increase (decrease) in net assets resulting from operations	256,442,069	540,032,542
Distributions to shareholders from net investment income	(25,342,370)	(26,507,914)
Share transactions - net increase (decrease)	(254,318,416)	(118,216,917)
Total increase (decrease) in net assets	(23,218,717)	395,307,711

Net Assets
Beginning of period	3,175,362,888	2,780,055,177
End of period (including undistributed net investment income of $21,418,241 and undistributed net investment income of $16,561,603, respectively)	$ 3,152,144,171	$ 3,175,362,888

Financial Highlights - Class O

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Income from Investment Operations
Net investment income (loss) C	.10	.09	.10	.12	.20
Net realized and unrealized gain (loss)	.78	1.75	(2.23)	(6.74)	(.77)
Total from investment operations	.88	1.84	(2.13)	(6.62)	(.57)
Distributions from net investment income	(.09)	(.09)	(.12)	(.13)	(.44)
Distributions from net realized gain	-	-	-	(3.78)	(3.44)
Total distributions	(.09)	(.09)	(.12)	(3.91)	(3.88)
Net asset value, end of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Total Return A, B	7.96%	19.88%	(18.69)%	(34.55)%	(3.23)%
Ratios to Average Net Assets D
Expenses before expense reductions	.49%	.49%	.48%	.40%	.27%
Expenses net of voluntary waivers, if any	.49%	.49%	.48%	.40%	.27%
Expenses net of all reductions	.47%	.46%	.44%	.37%	.25%
Net investment income (loss)	.79%	.85%	.80%	.75%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273
Portfolio turnover rate	52%	71%	93%	119%	145%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Income from Investment Operations
Net investment income (loss) C	- E	- E	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	.77	1.73	(2.20)	(6.66)	(.74)
Total from investment operations	.77	1.73	(2.21)	(6.68)	(.75)
Distributions from net investment income	(.02)	(.02)	(.03)	(.04)	(.36)
Distributions from net realized gain	-	-	-	(3.78)	(3.44)
Total distributions	(.02)	(.02)	(.03)	(3.82)	(3.80)
Net asset value, end of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Total Return A, B	7.08%	18.91%	(19.46)%	(35.10)%	(3.98)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of voluntary waivers, if any	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of all reductions	1.27%	1.32%	1.31%	1.27%	1.12%
Net investment income (loss)	-%	(.01)%	(.07)%	(.15)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,741	$ 31,240	$ 12,572	$ 6,469	$ 3,081
Portfolio turnover rate	52%	71%	93%	119%	145%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2004

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I (Destiny Plan), a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 399,739,856
Unrealized depreciation	(284,061,809)
Net unrealized appreciation (depreciation)	115,678,047
Undistributed ordinary income	21,512,752
Capital loss carryforward	(1,302,140,979)

Cost for federal income tax purposes	$ 3,030,714,167

The tax character of distributions paid was as follows:

	September 30, 2004	September 30, 2003
Ordinary Income	$ 25,342,370	$ 26,507,914

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,684,840,069 and $1,881,334,086, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $83,511. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Destiny Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 234,308.01
Class N	272,129.62
	$ 506,437

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $985,510 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,569 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $619,998 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2004	2003
From net investment income
Class O	$ 25,277,811	$ 26,474,906
Class N	64,559	33,008
Total	$ 25,342,370	$ 26,507,914

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Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2004	2003	2004	2003
Class O
Shares sold	6,349,970	8,477,152	$ 76,627,138	$ 86,266,760
Reinvestment of distributions	1,766,801	2,203,012	20,777,620	21,743,732
Shares redeemed	(30,794,838)	(23,642,752)	(371,468,255)	(241,397,881)
Net increase (decrease)	(22,678,067)	(12,962,588)	$ (274,063,497)	$ (133,387,389)
Class N
Shares sold	1,882,840	1,600,255	$ 22,317,765	$ 16,168,446
Reinvestment of distributions	4,578	2,774	53,108	27,078
Shares redeemed	(221,982)	(100,739)	(2,625,792)	(1,025,052)
Net increase (decrease)	1,665,436	1,502,290	$ 19,745,081	$ 15,170,472

10. Other Matters.

On October 5, 2004, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 299 funds advised by FMR or an affiliate. Mr. McCoy oversees 301 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny I (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Destiny I. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (48)

Year of Election or Appointment: 2000

Vice President of Destiny I. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny I. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny I. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny I. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny I. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny I. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Destiny I. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny I. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle logo) Printed on recycled paper DESIO-UPROANN-1104

1.791859.101

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny II - Class O

Shareholder Update

(Pages I-VI)

September 30, 2004

Prospectus

(Pages F-1 - F-18)

November 29, 2004

Annual Report

(Pages A-1 - A-24)

September 30, 2004

(Destiny Logo)

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Commencing with the fiscal quarter ending December 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class O	10.91%	-0.57%	10.29%
$50/month 15-Year Plan	-46.99%	-4.15%	8.84%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class O on September 30, 1994. The chart shows how the value of your investment would have changed, and also shows how the S&P® 500 Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Destiny® II

U.S. equity markets were an up-and-down proposition during the 12-month period that ended September 30, 2004. The Standard & Poor's 500SM Index (S&P 500®) registered five consecutive months of gains from October 2003 through February 2004. An improving domestic economy and better corporate profits were key contributors to the broad market rally, when stocks of most categories, styles and capitalization showed improvement. But equities mostly trended downward from there, as oil prices surged to a 21-year high and the Federal Reserve Board enacted three quarter-point interest rate hikes, raising the fed funds target rate from 1.00% to 1.75%. Meanwhile, job growth fell below expectations and investors seemed to adopt a wait-and-see mode regarding the outcome of the November presidential election. Despite all the obstacles along the way, many equity benchmarks posted solid gains for the year overall. The S&P 500 returned 13.87%, the Dow Jones Industrial AverageSM rose 10.96% and the tech-heavy NASDAQ Composite® Index advanced 6.71%.

For the 12 months ending September 30, 2004, the fund's Class O shares returned 10.91%, trailing the S&P 500 but edging the 10.66% return of the LipperSM Growth Funds Average. Stock selection in the pharmaceutical and biotechnology segment hurt performance versus the S&P 500. One of the fund's largest pharmaceutical positions early in the period - Merck - got hit with product-related setbacks. Telecom gear maker CIENA also struggled. Compared with the previous year, the company reported a larger loss for its fiscal third quarter ending July 31, 2004, and offered tepid guidance about the future. Offsetting those negatives to some degree were solid stock picking in capital goods, an underweighting in semiconductors and semiconductor equipment, and an overweighting in telecommunication services. A negligible exposure to Intel accounted for the largest boost to performance compared with the index. The growth in the number of microprocessors sold by the company slowed noticeably during the period. Regional Bell operating companies (RBOCs) Verizon and SBC Communications also helped, as both stocks were aided by favorable regulatory developments and investors' increasing focus on stocks offering stable earnings growth.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period * April 1, 2004 to September 30, 2004
Class O
Actual	$ 1,000.00	$ 1,012.90	$ 3.07
HypotheticalA	$ 1,000.00	$ 1,021.91	$ 3.09
Class N
Actual	$ 1,000.00	$ 1,010.30	$ 6.68
HypotheticalA	$ 1,000.00	$ 1,018.27	$ 6.73

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class N	1.33%

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of September 30, 2004	as of March 31, 2004
Verizon Communications, Inc.	Verizon Communications, Inc.
SBC Communications, Inc.	Microsoft Corp.
SLM Corp.	SBC Communications, Inc.
Pfizer, Inc.	Procter & Gamble Co.
UnitedHealth Group, Inc.	SLM Corp.
BellSouth Corp.	Northrop Grumman Corp.
Lockheed Martin Corp.	Viacom, Inc. Class B (non-vtg.)
Roche Holding AG (participation certificate)	ITT Industries, Inc.
Northrop Grumman Corp.	Lockheed Martin Corp.
Microsoft Corp.	Berkshire Hathaway, Inc.
Top Five Market Sectors
as of September 30, 2004	% of fund's net assets	as of March 31, 2004	% of fund's net assets
Health Care	24.5	Consumer Discretionary	17.6
Telecommunication Services	15.6	Industrials	16.3
Industrials	11.9	Health Care	14.0
Consumer Staples	10.5	Telecommunication Services	13.3
Consumer Discretionary	7.6	Consumer Staples	10.3
Asset Allocation (% of fund's net assets)
As of September 30, 2004 *		As of March 31, 2004 **
	Stocks 91.4%		Stocks 92.7%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	13.2%	** Foreign investments	8.3%

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2004

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.0%
Winnebago Industries, Inc.	8,900	$ 308,296
Hotels, Restaurants & Leisure - 1.1%
Gaylord Entertainment Co. (a)	152,100	4,715,100
International Game Technology (d)	721,300	25,930,735
McDonald's Corp.	289,000	8,100,670
Shuffle Master, Inc. (a)(d)	531,409	19,906,581
		58,653,086
Internet & Catalog Retail - 0.2%
IAC/InterActiveCorp (a)	458,600	10,098,372
Media - 5.2%
Fox Entertainment Group, Inc. Class A (a)	1,152,100	31,959,254
Lamar Advertising Co. Class A (a)	1,306,200	54,350,982
Liberty Media Corp. Class A (a)	5,001,500	43,613,080
Liberty Media International, Inc. Class A (a)	276,130	9,212,249
Pixar (a)	1,079,727	85,190,460
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	2,560,200
The DIRECTV Group, Inc. (a)	873,418	15,363,423
Viacom, Inc. Class B (non-vtg.)	918,230	30,815,799
XM Satellite Radio Holdings, Inc. Class A (a)	4,200	130,284
		273,195,731
Multiline Retail - 0.7%
Nordstrom, Inc.	958,800	36,664,512
Specialty Retail - 0.4%
Monro Muffler Brake, Inc. (a)	372,729	8,144,129
Staples, Inc.	15,200	453,264
Urban Outfitters, Inc. (a)	265,700	9,140,080
		17,737,473
TOTAL CONSUMER DISCRETIONARY		396,657,470
CONSUMER STAPLES - 10.5%
Beverages - 2.8%
PepsiCo, Inc.	1,772,300	86,222,395
The Coca-Cola Co.	1,459,600	58,456,980
		144,679,375
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc. (d)	1,232,200	65,553,040
Food Products - 4.3%
Bunge Ltd.	1,031,960	41,257,761
Hormel Foods Corp.	1,051,565	28,160,911
Kellogg Co.	729,500	31,120,470
Kraft Foods, Inc. Class A	1,311,100	41,588,092
McCormick & Co., Inc. (non-vtg.)	363,300	12,475,722
Smithfield Foods, Inc. (a)	1,718,100	42,952,500
The J.M. Smucker Co.	553,680	24,588,929
		222,144,385

	Shares	Value (Note 1)
Household Products - 1.9%
Procter & Gamble Co.	1,833,600	$ 99,234,432
Tobacco - 0.3%
Altria Group, Inc.	375,200	17,649,408
TOTAL CONSUMER STAPLES		549,260,640
ENERGY - 5.8%
Energy Equipment & Services - 2.5%
Halliburton Co.	1,271,000	42,819,990
Pride International, Inc. (a)	1,627,488	32,207,988
Rowan Companies, Inc. (a)	501,033	13,227,271
Schlumberger Ltd. (NY Shares)	607,000	40,857,170
		129,112,419
Oil & Gas - 3.3%
BP PLC sponsored ADR	794,700	45,719,091
Exxon Mobil Corp.	104,200	5,035,986
Lukoil Oil Co. sponsored ADR	656,585	81,908,979
Total SA sponsored ADR	417,700	42,676,409
		175,340,465
TOTAL ENERGY		304,452,884
FINANCIALS - 6.3%
Commercial Banks - 0.1%
Boston Private Financial Holdings, Inc.	127,169	3,174,138
Consumer Finance - 4.0%
SLM Corp.	4,652,800	207,514,880
Diversified Financial Services - 0.0%
Citigroup, Inc.	600	26,472
Insurance - 1.5%
AMBAC Financial Group, Inc.	124,600	9,961,770
American International Group, Inc.	44,800	3,045,952
Berkshire Hathaway, Inc.:
Class A (a)	236	20,449,400
Class B (a)	14,582	41,864,922
Scottish Re Group Ltd.	245,860	5,204,856
		80,526,900
Real Estate - 0.7%
Redwood Trust, Inc.	177,100	11,054,582
Spirit Financial Corp. (e)	2,489,700	24,897,000
		35,951,582
TOTAL FINANCIALS		327,193,972
HEALTH CARE - 24.5%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	168,800	10,325,496
Dendreon Corp. (a)	1,150,600	9,676,546
Genentech, Inc. (a)	832,700	43,650,134
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	1,461,600	$ 20,038,536
OSI Pharmaceuticals, Inc. (a)(d)	194,100	11,929,386
		95,620,098
Health Care Equipment & Supplies - 4.6%
Biomet, Inc.	2,382,387	111,686,303
Guidant Corp.	1,000,900	66,099,436
Medtronic, Inc.	722,600	37,502,940
Zimmer Holdings, Inc. (a)	333,600	26,367,744
		241,656,423
Health Care Providers & Services - 5.7%
Caremark Rx, Inc. (a)	3,267,800	104,798,346
Covance, Inc. (a)	353,600	14,133,392
UnitedHealth Group, Inc.	2,391,800	176,371,332
		295,303,070
Pharmaceuticals - 12.4%
Barr Pharmaceuticals, Inc. (a)	1,812,000	75,071,160
Cipla Ltd.	8,934,657	57,642,007
Johnson & Johnson	1,106,700	62,340,411
Merck & Co., Inc.	548,800	18,110,400
Novartis AG sponsored ADR	1,423,300	66,425,411
Pfizer, Inc.	6,001,700	183,652,020
Ranbaxy Laboratories Ltd.	1,572,264	37,371,861
Roche Holding AG (participation certificate)	1,417,341	146,851,122
		647,464,392
TOTAL HEALTH CARE		1,280,043,983
INDUSTRIALS - 11.9%
Aerospace & Defense - 9.2%
Honeywell International, Inc.	2,481,400	88,983,004
Lockheed Martin Corp.	2,832,200	157,980,116
Northrop Grumman Corp.	2,658,300	141,767,139
United Defense Industries, Inc. (a)	2,231,900	89,253,681
		477,983,940
Airlines - 0.5%
AirTran Holdings, Inc. (a)	570,600	5,683,176
Delta Air Lines, Inc. (a)(d)	5,358,560	17,629,662
Southwest Airlines Co.	312,600	4,257,612
		27,570,450
Electrical Equipment - 0.5%
American Power Conversion Corp.	1,563,300	27,185,787
Industrial Conglomerates - 0.6%
General Electric Co.	875,900	29,412,722

	Shares	Value (Note 1)
Machinery - 1.1%
ITT Industries, Inc.	712,100	$ 56,960,879
TOTAL INDUSTRIALS		619,113,778
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.8%
Advanced Fibre Communications, Inc. (a)	468,700	7,452,330
CIENA Corp. (a)	16,720,400	33,106,392
Cisco Systems, Inc. (a)	62,500	1,131,250
		41,689,972
Computers & Peripherals - 2.4%
Dell, Inc. (a)	4,200	149,520
Diebold, Inc.	1,502,400	70,162,080
Dot Hill Systems Corp. (a)	133,291	1,068,994
Seagate Technology	2,105,200	28,462,304
Western Digital Corp. (a)	3,163,600	27,808,044
		127,650,942
Internet Software & Services - 0.1%
NetRatings, Inc. (a)	294,138	5,244,481
Yahoo!, Inc. (a)	7,500	254,325
		5,498,806
IT Services - 0.4%
Infosys Technologies Ltd.	498,504	18,400,207
Semiconductors & Semiconductor Equipment - 0.3%
Integrated Device Technology, Inc. (a)	382,400	3,644,272
Intel Corp.	41,700	836,502
Microchip Technology, Inc.	112,017	3,006,536
O2Micro International Ltd. (a)	195,500	2,099,670
PMC-Sierra, Inc. (a)	568,300	5,006,723
Samsung Electronics Co. Ltd.	90	35,797
Sigmatel, Inc.	20,900	443,289
United Microelectronics Corp. sponsored ADR (a)	889	3,005
		15,075,794
Software - 2.7%
BEA Systems, Inc. (a)	166,600	1,151,206
Microsoft Corp.	4,931,046	136,343,422
NDS Group PLC sponsored ADR (a)	165,900	4,479,300
Salesforce.com, Inc.	9,200	143,796
		142,117,724
TOTAL INFORMATION TECHNOLOGY		350,433,445
MATERIALS - 2.5%
Metals & Mining - 2.5%
Goldcorp, Inc.	2,501,200	34,690,707
Meridian Gold, Inc. (a)	1,986,700	33,065,742
Peabody Energy Corp.	1,018,200	60,582,900
		128,339,349
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 15.6%
Diversified Telecommunication Services - 14.3%
BellSouth Corp.	5,919,500	$ 160,536,840
SBC Communications, Inc.	10,127,300	262,803,435
Verizon Communications, Inc.	8,188,100	322,447,375
		745,787,650
Wireless Telecommunication Services - 1.3%
AT&T Wireless Services, Inc. (a)	4,550,600	67,257,868
TOTAL TELECOMMUNICATION SERVICES		813,045,518
TOTAL COMMON STOCKS (Cost $4,535,990,755)		4,768,541,039
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 6.00% (e)	118,700	9,481,163
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS		9,481,163
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f)	255,000	892,500
TOTAL PREFERRED STOCKS (Cost $9,130,325)		10,373,663
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	19,456,437
TOTAL CONVERTIBLE BONDS (Cost $20,892,696)		19,456,437
Money Market Funds - 9.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.74% (b)(c) (Cost $475,298,799)	475,298,799	$ 475,298,799
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $5,041,312,575)		5,273,669,938
NET OTHER ASSETS - (1.1)%		(59,287,794)
NET ASSETS - 100%		$ 5,214,382,144
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,378,163 or 0.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Switzerland	4.1%
India	2.2%
Russia	1.5%
Canada	1.3%
United Kingdom	1.0%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $173,569,000 of which $61,881,000 and $111,688,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets
Investment in securities, at value (including securities loaned of $28,403,230) (cost $5,041,312,575) - See accompanying schedule		$ 5,273,669,938
Cash		1,209,285
Receivable for investments sold		155,961,154
Receivable for fund shares sold		134,273
Dividends receivable		2,012,369
Interest receivable		937,531
Prepaid expenses		2,875
Other affiliated receivables		21,355
Other receivables		1,014,984
Total assets		5,434,963,764

Liabilities
Payable for investments purchased	$ 186,091,223
Payable for fund shares redeemed	1,111,849
Accrued management fee	2,495,143
Distribution fees payable	44,681
Other affiliated payables	359,695
Other payables and accrued expenses	1,247,704
Collateral on securities loaned, at value	29,231,325
Total liabilities		220,581,620

Net Assets		$ 5,214,382,144
Net Assets consist of:
Paid in capital		$ 5,171,206,801
Undistributed net investment income		38,016,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(226,029,498)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		231,187,990
Net Assets		$ 5,214,382,144

Class O: Net Asset Value, offering price and redemption price per share ($4,998,158,969 ÷ 452,981,379 shares)		$ 11.03

Class N: Net Asset Value, offering price and redemption price per share ($216,223,175 ÷ 20,017,642 shares)		$ 10.80

Statement of Operations

Year ended September 30, 2004

Investment Income
Dividends		$ 79,300,402
Interest		6,264,210
Security lending		673,733
Total income		86,238,345

Expenses
Management fee	$ 29,652,299
Transfer agent fees	1,064,111
Distribution fees	437,388
Accounting and security lending fees	1,062,914
Non-interested trustees' compensation	29,353
Appreciation in deferred trustee compensation account	8,689
Custodian fees and expenses	469,963
Registration fees	33,681
Audit	77,154
Legal	19,360
Miscellaneous	56,910
Total expenses before reductions	32,911,822
Expense reductions	(3,277,504)	29,634,318
Net investment income (loss)		56,604,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $7,621,532)	266,432,321
Foreign currency transactions	(11,549)
Futures contracts	249,538
Total net realized gain (loss)		266,670,310
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,267,599)	198,294,737
Assets and liabilities in foreign currencies	(8,613)
Total change in net unrealized appreciation (depreciation)		198,286,124
Net gain (loss)		464,956,434
Net increase (decrease) in net assets resulting from operations		$ 521,560,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2004	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,604,027	$ 38,151,518
Net realized gain (loss)	266,670,310	430,525,971
Change in net unrealized appreciation (depreciation)	198,286,124	328,130,328
Net increase (decrease) in net assets resulting from operations	521,560,461	796,807,817
Distributions to shareholders from net investment income	(37,191,884)	(41,311,246)
Share transactions - net increase (decrease)	(41,345,741)	138,203,166
Total increase (decrease) in net assets	443,022,836	893,699,737

Net Assets
Beginning of period	4,771,359,308	3,877,659,571
End of period (including undistributed net investment income of $38,016,851 and undistributed net investment income of $21,165,383, respectively)	$ 5,214,382,144	$ 4,771,359,308

Financial Highlights - Class O

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Income from Investment Operations
Net investment income (loss) C	.12	.08	.09	.08	.06
Net realized and unrealized gain (loss)	.97	1.63	(1.73)	(4.19)	2.85
Total from investment operations	1.09	1.71	(1.64)	(4.11)	2.91
Distributions from net investment income	(.08)	(.09)	(.10)	(.08)	(.11)
Distributions from net realized gain	-	-	-	(1.80)	(1.43)
Total distributions	(.08)	(.09)	(.10)	(1.88)	(1.54)
Net asset value, end of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Total Return A, B	10.91%	20.45%	(16.39)%	(27.64)%	20.25%
Ratios to Average Net Assets D
Expenses before expense reductions	.61%	.62%	.61%	.60%	.58%
Expenses net of voluntary waivers, if any	.61%	.62%	.61%	.60%	.58%
Expenses net of all reductions	.55%	.50%	.43%	.55%	.56%
Net investment income (loss)	1.13%	.88%	.86%	.67%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943
Portfolio turnover rate	212%	349%	326%	196%	113%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Income from Investment Operations
Net investment income (loss) C	.04	- E	- E	(.03)	(.08)
Net realized and unrealized gain (loss)	.96	1.59	(1.70)	(4.14)	2.83
Total from investment operations	1.00	1.59	(1.70)	(4.17)	2.75
Distributions from net investment income	(.01)	(.03)	(.02)	-	(.10)
Distributions from net realized gain	-	-	-	(1.80)	(1.43)
Total distributions	(.01)	(.03)	(.02)	(1.80)	(1.53)
Net asset value, end of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Total Return A, B	10.20%	19.30%	(17.10)%	(28.32)%	19.13%
Ratios to Average Net Assets D
Expenses before expense reductions	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of voluntary waivers, if any	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of all reductions	1.27%	1.37%	1.30%	1.44%	1.43%
Net investment income (loss)	.40%	- %	(.01)%	(.23)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,223	$ 137,691	$ 65,844	$ 38,389	$ 19,225
Portfolio turnover rate	212%	349%	326%	196%	113%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2004

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II (Destiny Plan), a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 338,909,167
Unrealized depreciation	(159,756,826)
Net unrealized appreciation (depreciation)	179,152,341
Undistributed ordinary income	37,619,202
Capital loss carryforward	(173,569,254)

Cost for federal income tax purposes	$ 5,094,517,597

The tax character of distributions paid was as follows:

	September 30, 2004	September 30, 2003
Ordinary Income	$ 37,191,884	$ 41,311,246

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,160,267,443 and $10,106,594,397, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $437,388. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 175,711.00
Class N	888,400.49
	$ 1,064,111

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,700,626 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $450,643 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,276,093 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,411.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2004	2003
From net investment income
Class O	$ 37,037,797	$ 41,035,340
Class N	154,087	275,906
Total	$ 37,191,884	$ 41,311,246

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2004	2003	2004	2003
Class O
Shares sold	27,510,342	34,161,809	$ 296,503,239	$ 321,358,479
Reinvestment of distributions	3,176,502	4,063,279	33,512,084	37,382,497
Shares redeemed	(40,198,116)	(29,279,539)	(434,680,135)	(276,650,705)
Net increase (decrease)	(9,511,272)	8,945,549	$ (104,664,812)	$ 82,090,271
Class N
Shares sold	7,130,219	6,624,763	$ 75,433,578	$ 61,505,502
Reinvestment of distributions	8,588	26,370	89,154	239,175
Shares redeemed	(1,151,795)	(603,431)	(12,203,661)	(5,631,782)
Net increase (decrease)	5,987,012	6,047,702	$ 63,319,071	$ 56,112,895

10. Other Matters.

On October 5, 2004, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 299 funds advised by FMR or an affiliate. Mr. McCoy oversees 301 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny II (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Adam Hetnarski (40)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Destiny II. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny II - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle logo) Printed on recycled paper DESIIO-UPROANN-1104

1.791860.101

Item 2. Code of Ethics

As of the end of the period, September 30, 2004, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Destiny I and Destiny II (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Destiny I	$42,000	$41,000
Destiny II	$40,000	$33,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$3,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B
Destiny I	$0	$0
Destiny II	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A	2003A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A, B
Destiny I	$3,900	$3,700
Destiny II	$3,900	$3,700
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A, B
Destiny I	$0	$0
Destiny II	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
Deloitte Entities	$790,000	$490,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended September 30, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Destiny I	0%
Destiny II	0%

(g) For the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate fees billed by Deloitte Entities of $1,750,000A and $1,250,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$800,000	$500,000
Non-Covered Services	$950,000	$750,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004